Leases (Cash Paid for Amounts Included in Measurement of Lease Liabilities) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Lessee Lease Disclosure [Line Items]
Operating cash flows for finance leases	$ 2
Operating cash flows for operating leases	61
Financing cash flows for finance leases	6
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating cash flows for operating leases	26
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Operating cash flows for operating leases	$ 6